SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

Blue Lake conversion

In February 2023, the Company partially converted $ 71,750 of Blue Lake Note into 1,025,000 shares of Common Stock.

March 2022 Note

As of the date of this Report, the March 2022 Note with Fourth Man is in default, as it was due to be paid at the end of March 2023. As such, the May and June 2022 Notes with Mast Hill and Blue Lake are also in technical default due to the cross-default provisions contained in those Notes. These are now available for conversion to shares of Common Stock of the Company.

J. H. Darbie PPM Notes

As of the date of this Report, the JH Darbie PPM Notes are in default as these notes were to be paid at the end of March 2023.The Company is in discussion with JH Darbie to close out these notes. The Company is fairly confident a resolution should be reached to resolve the matter.

Claim

The Company is disputing a judgement of $20,000 for a non-payment to a service provider. The Company considers the claim to be immaterial to the financial position of the Company.